Income tax and deferred taxes (Details 10) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Consolidated income before taxes		$ 390,622	$ 621,038	$ 594,590
Income tax rate in force in Chile		27.00%	27.00%	255.00%
Tax expense using the legal rate		$ (105,468)	$ (167,680)	$ (151,620)
Effect of royalty tax payments		(4,314)	(4,919)	(3,372)
Tax effect of revenue from regular activities exempt from taxation		2,376	1,446	2,886
Tax rate effect of non-tax-deductible expenses for determining taxable profit (loss)		(2,128)	(2,327)	(4,764)
Tax effect of tax rates supported abroad		(252)	3,517	(8,061)
IRS provision surplus	[1]	0	(3,724)	0
Other tax effects from the reconciliation between the accounting income and tax expense		(233)	(5,288)	(1,242)
Tax expense using the effective rate		$ (110,019)	$ (178,975)	$ (166,173)

[1]	Internal revenue service